LEASES - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Operating Leases
2023	$ 17,841
2024	15,562
2025	13,867
2026	13,482
2027	13,214
Thereafter	70,268
Total lease payments	144,234
Less imputed interest	(31,447)
Total	$ 112,787